ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Change in Asset Retirement Obligation

(In thousands)	Years Ended December 31,
	2012	2011
Beginning balance	$51,295	$52,099
Adjustment due to change in estimate of related costs	3,570	(3,174)
Accretion of liability	4,920	5,001
Liabilities settled	(2,936)	(2,631)

Ending balance	$56,849	$51,295